INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
24.	INCOME TAXES

Current taxation

The Company is a tax-exempt company incorporated in the Cayman Islands and conducts substantially all of its business through its subsidiaries located in the PRC. In addition, the Group also has several non-PRC subsidiaries, including SolarOne Investment, SolarOne HK, SolarOne USA, SolarOne GmbH, Solar Canada, Solar Australia and Solar Global.

PRC

The Company’s subsidiaries registered in the PRC are subject to PRC enterprise income tax (“EIT”) on the taxable income as reported in their PRC statutory accounts adjusted in accordance with relevant PRC Income Tax Laws. Pursuant to the PRC Income Tax Laws, the Group’s PRC subsidiaries are subject to an EIT rate of 25%.

In 2008, SolarOne Qidong received approval from the PRC taxation authorities as a “High and New Technology Enterprise” (“HNTE”) and qualified to enjoy a reduced tax rate of 15%. The company successfully renewed its HNTE status in 2011 and continued to enjoy the 15% through 2013. For 2014, the applicable income tax rate is 25%.

SolarOne Shanghai, SolarOne Technology, Solar Engineering, Solar R&D, SolarOne Nantong, Nantong Hanwha I&E, Nantong Tech and SolarOne Wuxi, the domestic companies in the PRC, are subject to an EIT rate of 25% for the years ended December 31, 2012, 2013 and 2014.

In accordance with the PRC Income Tax Laws, enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC territory are considered PRC resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” shall refer to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, etc. of an enterprise. As of December 31, 2014, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2014, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application.

Other Countries

The applicable income tax rates of non-PRC subsidiaries having significant operations were as follows:

	For the year ended December 31,
	2012	2013	2014
SolarOne HK	16.5%	16.5%	16.5%
SolarOne USA	35%	35%	35%
SolarOne GmbH	15.83%	15.83%	15.83%
Solar Canada	15%	15%	15%
Solar Australia	30%	30%	30%

Loss before income taxes consists of:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Non-PRC	(948,417)	(422,128)	(143,777)	(23,173)
PRC	(599,187)	(194,296)	(494,885)	(79,760)

	(1,547,604)	(616,424)	(638,662)	(102,933)

The income tax benefit (expense) is comprised of:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Current	7,638	(3,600)	13,914	2,243
Deferred	(22,893)	(254,066)	(1,985)	(320)

	(15,255)	(257,666)	11,929	1,923

The reconciliation of tax computed by applying the statutory income tax rate of 25% applicable to PRC operations to income tax benefit (expense) is as follows:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Income tax computed at tax rate at 25%	386,901	154,106	159,665	25,733
Non-deductible expenses	(17,722)	(13,519)	(1,684)	(271)
Foreign tax rate differences	(54,212)	(53,780)	(26,192)	(4,221)
Prepaid taxes	—	—	(11,835)	(1,907)
Changes in unrecognized tax benefit	—	—	27,385	4,414
Others	7,416	—	7,794	1,255
Changes in the valuation allowance	(337,638)	(344,473)	(143,204)	(23,080)

	(15,255)	(257,666)	11,929	1,923

Deferred taxation

Deferred tax assets (liabilities) reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets (liabilities) are as follows:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
Deferred tax assets:
Current:
- Warranty provision	45,361	44,116	7,110
- Inventory write-off	17,124	24,886	4,011
- Allowance for advance to suppliers	164,695	164,696	26,544
- Allowance for doubtful accounts	54,479	56,599	9,122
- Allowance for amount due from related parties	1,995	1,995	322
- Others	668	3,364	542
Valuation allowance	(284,322)	(295,656)	(47,651)

Net current deferred tax assets	—	—	—

Non-current:
- Tax losses	477,436	574,215	92,547
- Fixed assets	64,301	99,393	16,019
- Others	81	80	13
Valuation allowance	(538,872)	(670,742)	(108,104)

Net non-current deferred tax assets	2,946	2,946	475

Deferred tax liabilities:
Non-current:
- Land use rights	24,209	23,620	3,807
- Others	—	2,573	415

Non-current deferred tax liabilities	24,209	26,193	4,222

In assessing the realizability of deferred tax assets, the Group has considered whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Group records a valuation allowance to reduce deferred tax assets to a net amount that management believes is more-likely-than-not of being realizable based on the weight of all available evidence.

As of December 31, 2013 and 2014, the Group has a net tax operating loss from its PRC subsidiaries of RMB844,706,000 and RMB1,198,133,000 (US$193,103,987), respectively, which starts to expire in 2016. As of December 31, 2013 and 2014, the Group has a net tax operating loss from its non-PRC subsidiaries of RMB1,032,221,000 and RMB1,080,862,000 (US$174,203,333), respectively, which starts to expire in 2029.

Uncertain Tax Positions

As of December 31, 2014, the Group’s unrecognized tax benefit is RMB116,089,000 (US$18,710,151) which related to tax incentives received.

It is possible that the amount accrued will change in the next 12 months as a result of new interpretive guidance released by the PRC tax authorities. However, an estimate of the range of the possible change cannot be made at this time. All of the unrecognized tax benefits, if ultimately recognized, will impact the effective tax rate. Reconciliation of accrued unrecognized tax benefits is as follows:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Beginning balance	143,473	143,473	143,473	23,124
Decreases resulted from expired statute of limitation	—	—	(27,384)	(4,414)

Ending balance	143,473	143,473	116,089	18,710

The Company’s PRC subsidiaries’ years ended December 31, 2010 to December 31, 2014 remain open to potential examination by the tax authorities. The Company’s non-PRC subsidiaries’ years ended December 31, 2010 to December 31, 2014 also remain open to potential examination by the respective tax authorities.

As of December 31, 2014 and 2013, the Group did not accrue any penalties and interests related to the unrecognized tax benefits.